Interest Rate Derivatives	12 Months Ended
Apr. 24, 2016
Interest Rate Derivatives
Interest Rate Derivatives

14. Interest Rate Derivatives

We previously had interest rate derivative agreements in order to manage market risk on variable rate loans outstanding. We had an interest rate swap agreement with an aggregate notional value of $50,000 that matured in September 2013. During fiscal 2010, our interest rate swaps no longer met the criteria for hedge effectiveness and changes in the fair value of the swaps since that date were recorded in derivative income in the consolidated statements of operations. The cumulative loss recorded in other comprehensive income (loss), through the date of ineffectiveness, was amortized into derivative expense over the remaining term of the individual interest rate swap agreements.

The loss recorded in accumulated other comprehensive income (loss) of our interest rate swap contracts is recorded net of deferred income tax benefits of $149 as of April 27, 2014.

Derivative income related to the change in fair value of interest rate swap contracts was $794 in fiscal 2014.

Derivative expense realized associated with the amortization of cumulative loss recorded in other comprehensive income (loss) for the interest rate swaps through the date of ineffectiveness is as follows:

Fiscal Year Ended
April 27,
2014
Accumulated OCI amortization	$247
Change in deferred taxes	149
Derivative expense	(396)